Income Taxes - Reconciliation of the income tax expense (Details) - SHAPEWAYS, INC	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the income tax expense calculated using the applicable federal statutory rate to the Company's actual income tax expense
Federal statutory income tax rate	21.00%	21.00%
State and local income taxes, net of federal benefit	1.74%	2.59%
Nondeductible expenses	(5.12%)	(2.84%)
Change in state tax rates	(5.38%)	0.70%
Change in valuation allowance	(12.34%)	(17.41%)
True-up adjustments	2.16%	(2.30%)
Foreign rate differential	(1.17%)
Effective Income Tax Rate Reconciliation, Percent, Total	0.89%	1.74%